Expense Example	Apr. 29, 2026 USD ($)
U.S. Equities 15% Structured Buffer ETF - May Series | U.S. Equities 15% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 15% Structured Buffer ETF - June Series | U.S. Equities 15% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 15% Structured Buffer ETF - July Series | U.S. Equities 15% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 15% Structured Buffer ETF - August Series | U.S. Equities 15% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 10% Structured Buffer ETF - May Series | U.S. Equities 10% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 10% Structured Buffer ETF - June Series | U.S. Equities 10% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 10% Structured Buffer ETF - July Series | U.S. Equities 10% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
U.S. Equities 10% Structured Buffer ETF - August Series | U.S. Equities 10% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - May Series | Corgi Growth & Technology 15% Structured Buffer ETF - May Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - June Series | Corgi Growth & Technology 15% Structured Buffer ETF - June Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - July Series | Corgi Growth & Technology 15% Structured Buffer ETF - July Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	99
Corgi Growth & Technology 15% Structured Buffer ETF - August Series | Corgi Growth & Technology 15% Structured Buffer ETF - August Series Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	$ 99